Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Compensation Expense Recognized for Share-Based Awards

Compensation expense recognized for share-based awards was as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Share-based compensation expenses
—Restricted shares owned by the Founder – equity component(a)	2,670	826	—
—Restricted shares owned by the Founder – liability component(a)	286	212	—
—Restricted shares owned by the Founder on behalf of certain key management founders(a)	48	14	—
—Share options(b)	2,817	25,391	43,168
—Shares awarded to Mr. Chen(c)	—	90,168	—
Total share-based compensation expenses	5,821	116,611	43,168

Summary of Restricted Shares Activity

A summary of the Restricted Shares activity for the years ended December 31, 2017 and 2018 is presented below:

	Number of shares
	Restricted Shares held by the Founder on behalf of certain key management founders	Restricted Shares held by the Founder on his own behalf	Total
Outstanding at January 1, 2017	16,909,092	33,818,182	50,727,274
Vested	(8,454,546)	(16,909,091)	(25,363,637)
Outstanding at December 31, 2017	8,454,546	16,909,091	25,363,637
Surrender and cancellation(1)	(5,918,182)	—	(5,918,182)
Vested	(2,536,364)	(16,909,091)	(19,445,455)
Outstanding at December 31, 2018	—	—	—
(1)

In June 2018, the Board of Directors and the shareholders approved a transfer and surrender of shares plan, pursuant to which, Mr. Chen, who holds 33,818,182 Class A ordinary shares on behalf of certain key management founders through Viomi Limited, transferred 16,145,454 Class A ordinary shares to key management founders and surrendered the remaining 17,672,728 Class A ordinary shares to the Company. Out of the 17,672,728 Class A ordinary shares surrendered, 5,918,182 shares were unvested restricted shares. The cancellation of these 5,918,182 shares is accounted for as an acceleration of vesting of such shares and the unrecognized share-based compensation expenses related to these 5,918,182 shares have been recognized in the consolidated financial statements for the year ended December 31, 2018. The share-based compensation expenses recognized due to the acceleration of vesting is not material.

Schedule of Movement of Liability Awards with Respect to Unsettled Restricted Shares Granted
16.	SHARE-BASED COMPENSATION (Continued)

The table below shows the details of the movement of liability-classified awards with respect to unsettled 33,818,182 restricted shares granted to the Founder for the years ended December 31, 2017 and 2018:

Liability-classified Awards (RMB)
Restricted Shares held by the Founder on his own behalf
Balance as at January 1, 2017	4,550
Share-based compensation expenses	286
Foreign currency translation adjustment	(98)
Outstanding at December 31, 2017	4,738
Share-based compensation expenses	212
Foreign currency translation adjustment	408
Conversion of Restricted Shares to ordinary shares upon the completion of the IPO on September 25, 2018	(5,358)
Outstanding at December 31, 2018	—

Assumptions used to Determine Fair Value of Share Options Granted	Assumptions used to determine the fair value of share options granted during 2017 and 2018 are summarized in the following table:
	Year ended December 31,
	2017	2018
Risk-free interest rate	3.06%-3.89%	3.62%~3.92%
Expected volatility	47.02%-49.44%	45.51%~46.99%
Expected life of option (years)	10	10
Expected dividend yield	—	—
Fair value per ordinary share	US$0.76-US$ 1.59	US$1.61-US$3.30

Summary of Stock Option Activity
16.	SHARE-BASED COMPENSATION (Continued)

A summary of the stock option activity under the 2015 and 2018 Share Incentive Plan for the years ended December 31, 2017, 2018 and 2019 is included in the table below.

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding at January 1, 2017	5,620,000	0.12	9.22	1,854
Granted	2,700,000	0.52
Forfeited	(780,000)	0.27
Outstanding at December 31, 2017	7,540,000	0.25	8.65	3,697
Granted	6,130,000	0.64
Forfeited	(410,000)	0.43
Outstanding at December 31, 2018	13,260,000	0.43	8.40	18,705
Forfeited	(400,000)	0.96
Exercised	(1,494,732)	0.17
Outstanding at December 31, 2019	11,365,268	0.44	7.59	17,737
Exercisable as of December 31, 2019	4,342,768	0.18	6.46	1,991
Expected to vest as of December 31, 2019	6,674,875	0.60	8.28	14,960